OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations current (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 40,593,878	$ 56,114,977
Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	1,438,161	21,542,736
Envases Central S.A. | Banco BCI 2.13% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 748,838	726,943
Nominal interest rate	2.13%
Effective interest rate percentage	2.13%
Embotelladora del Atlantico S.A. | Banco de la Nacion Argentina 20.00 % Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities		1,071
Nominal interest rate	20.00%
Effective interest rate percentage	20.00%
Embotelladora del Atlantico S.A. | Banco Galicia y Buenos Aires S.A. 82.00 Percent Effective Rate Upon Maturity Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 8,453
Nominal interest rate	82.00%
Effective interest rate percentage	82.00%
Rio De Janeiro Refrescos Ltda | Banco Itau 6.63% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 635,727	171,415
Nominal interest rate	6.63%
Effective interest rate percentage	6.63%
Rio De Janeiro Refrescos Ltda | Banco Santander 7.15% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities		277,517
Nominal interest rate	7.15%
Effective interest rate percentage	7.15%
Rio De Janeiro Refrescos Ltda | Banco Itau 4.50% Effective Rate Quarterly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 45,143	2,455,578
Nominal interest rate	4.50%
Effective interest rate percentage	4.50%
Rio De Janeiro Refrescos Ltda | Banco Santander 6.24% Effective Rate Quarterly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 17,910,212
Nominal interest rate	6.24%
Effective interest rate percentage	6.24%
Up to 90 days | Envases Central S.A. | Banco BCI 2.13% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 374,419
Up to 90 days | Embotelladora del Atlantico S.A. | Banco Galicia y Buenos Aires S.A. 82.00 Percent Effective Rate Upon Maturity Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	8,453
Up to 90 days | Rio De Janeiro Refrescos Ltda | Banco Itau 6.63% Effective Rate Monthly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	635,727
Up to 90 days | Rio De Janeiro Refrescos Ltda | Banco Itau 4.50% Effective Rate Quarterly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	11,678
90 days to 1 year | Envases Central S.A. | Banco BCI 2.13% Effective Rate Semiannual Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	374,419
90 days to 1 year | Rio De Janeiro Refrescos Ltda | Banco Itau 4.50% Effective Rate Quarterly Amortization obligation | Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 33,465